GENERAL	12 Months Ended
Dec. 31, 2019
General [Abstract]
GENERAL
NOTE 1 - GENERAL

InMode Ltd. (separately and together with its subsidiaries, the “Company”) was incorporated on January 2, 2008 and commenced operations shortly thereafter. The Company’s headquarters are located in Israel.

The Company designs, develops, manufactures and markets innovative minimally-invasive aesthetic medical products based on its proprietary radio frequency assisted lipolysis and deep subdermal fractional radio frequency technologies. These technologies are used to remodel subdermal adipose, or fatty, tissue in a variety of procedures including liposuction with simultaneous skin tightening, body and face contouring and ablative skin rejuvenation treatments. In addition to the minimally-invasive technologies, the Company designs, develops, manufactures and markets non‑invasive medical aesthetic products that target a wide array of procedures including permanent hair reduction, facial skin rejuvenation, wrinkle reduction, cellulite treatment, skin appearance and texture and superficial benign vascular and pigmented lesions.

In August 2019, the Company completed an initial public offering (“IPO“) on the Nasdaq Global Select Market (the "Nasdaq"), in which it issued 5,000,000 ordinary shares, NIS 0.01 par value per share, at a price per share of $14. During August 2019 the underwriters partially exercised their over-allotment option and purchased an additional 500,000 ordinary shares at the same price per share. The net proceeds received from the IPO were approximately $69,784, after deducting underwriting commissions and other offering expenses. See also note 11a.

The Company has eight wholly-owned subsidiaries located in the United States and Canada (“North America”), Hong-Kong, Japan, Spain, Israel, India and Australia. In addition, the Company has two subsidiaries located in the United Kingdom and China and holds a 51% interest in each of those subsidiaries. The Company’s ten subsidiaries are referred to collectively herein as the “Subsidiaries.” The Company sells its products primarily through its Subsidiaries. In April and August 2019, the Company established wholly-owned subsidiaries in India and Australia, respectively.